Lease Arrangements - Summary of Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities - current	$ 3,558	$ 109	$ 3,505
Lease liabilities - noncurrent	7,334	$ 224	7,470
Lease liabilities	$ 10,892		$ 10,975